Mezzanine and Stockholders’ Equity - Schedule of Total Number of Shares Outstanding and Authority to Issue (Details) - $ / shares shares in Thousands	Jun. 30, 2025	Aug. 21, 2024
Schedule of Total Number of Shares Outstanding and Authority to Issue [Abstract]
Common Stock, Authorized	750,000
Common Stock, Par value (in Dollars per share)	$ 0.0001
Common Stock, Outstanding	96,189	81,952
Preferred Stock, Authorized	50,000
Preferred Stock, Par value (in Dollars per share)	$ 0.0001
Preferred Stock, Outstanding	3,714
Total authorized	800,000